Joint Stock Ownership Plan Reserve - Schedule of Joint Stock Ownership Plan Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of period	$ 1,003,417	$ 883,548	$ 809,094
Issue out of treasury shares			1,018
Balance at end of period	656,985	1,003,417	883,548
JSOP Reserve
Statement Line Items [Line Items]
Balance at beginning of period	(15,985)	(15,985)	(17,167)
Issue out of treasury shares			1,182
Balance at end of period	$ (15,985)	$ (15,985)	$ (15,985)